March 3, 2026
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549
Re:         AIM ETF Products Trust (the “Trust”)
File Nos. 333-235734 and 811-23504
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectuses for AllianzIM U.S. Equity Buffer10 Jan ETF, AllianzIM U.S. Equity Buffer20 Jan ETF, AllianzIM U.S. Equity Buffer10 Feb ETF, AllianzIM U.S. Equity Buffer20 Feb ETF, AllianzIM U.S. Equity Buffer10 Apr ETF, AllianzIM U.S. Equity Buffer20 Apr ETF, AllianzIM U.S. Equity Buffer10 May ETF, AllianzIM U.S. Equity Buffer20 May ETF, AllianzIM U.S. Equity Buffer10 Jun ETF, AllianzIM U.S. Equity Buffer20 Jun ETF, AllianzIM U.S. Equity Buffer10 Jul ETF, AllianzIM U.S. Equity Buffer20 Jul ETF, AllianzIM U.S. Equity Buffer10 Aug ETF, AllianzIM U.S. Equity Buffer20 Aug ETF, AllianzIM U.S. Equity Buffer10 Sep ETF, AllianzIM U.S. Equity Buffer20 Sep ETF, AllianzIM U.S. Equity Buffer10 Oct ETF, AllianzIM U.S. Equity Buffer20 Oct ETF, AllianzIM U.S. Equity Buffer10 Nov ETF, AllianzIM U.S. Equity Buffer20 Nov ETF, AllianzIM U.S. Equity Buffer10 Dec ETF, AllianzIM U.S. Equity Buffer20 Dec ETF, AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF, AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF, AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF, and AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF  and the Statement of Additional Information for all of the series of the Trust included in Post-Effective Amendment Nos. 86/89 (“PEA No. 86”) to the Registration Statement of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in PEA No. 86 to the Registration Statement of the Trust, which was filed with the Securities and Exchange Commission electronically via EDGAR on February 27, 2026.

If you have any questions or comments, please contact the undersigned.
Sincerely,
AIM ETF Products Trust
By: /s/ Amanda Farren
     _________________________
     Amanda Farren, Secretary
763/765-7500
Amanda.Farren@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America.